Income Taxes (Details) - Schedule of the Valuation Allowance - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Valuation Allowance [Line Items]
Valuation allowance, beginning of period	$ 4,543	$ 10,769
Partial release of allowance		(4,840)
Change in valuation allowance	(880)	(1,386)
Valuation allowance, end of period	$ 3,663	$ 4,543